RECONCILIATION TO FORM 5500 - Reconciliation of Net Assets Available for Benefit (Details) - EBP 002 - USD ($)	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
EBP, Reconciliation of Financial Statement to Form 5500 [Line Items]
NET ASSETS AVAILABLE FOR BENEFITS	$ 536,606,297	$ 298,828,102	$ 240,849,541
Deduct: Deemed distribution of participant loans	(91,011)	(137,348)
Net assets per the Form 5500	$ 536,515,286	$ 298,690,754